FAIR VALUE MEASUREMENTS - Tau Agreement (Details) - Tau Agreement - Tau Investment Partners LLC	Dec. 31, 2024 USD ($) $ / shares	Jul. 31, 2024 USD ($) $ / shares
FAIR VALUE MEASUREMENTS
Initial fair value, commitment amount		$ 966,153
Subsequent fair value of commitment amount	$ 779,496
Initial fair value commitment fee		$ 124,796
Subsequent fair value of commitment fee	$ 4,449
Anticipated Monthly Advance Amounts
FAIR VALUE MEASUREMENTS
Commitment amount	40,000	40,000
Market price of public shares
FAIR VALUE MEASUREMENTS
Commitment fee | $ / shares	0.21	16.2
Risk-free rate
FAIR VALUE MEASUREMENTS
Commitment amount	0.0416	0.042
Commitment fee	0.0416	0.042
Volatility
FAIR VALUE MEASUREMENTS
Commitment amount	0.649	0.403
Commitment fee	0.649	0.403